Financial and Capital Risk Management (Details)								12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2024 COP ($) $ / shares shares	Dec. 06, 2023 COP ($)	Mar. 22, 2023 USD ($)	Mar. 22, 2023 COP ($) $ / shares shares	Oct. 25, 2022 USD ($)	Oct. 25, 2022 COP ($) $ / shares shares	Dec. 31, 2024 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Nov. 10, 2021 COP ($)
Financial and Capital Risk Management [Line Items]
Exchange rate								0.73	0.7402
Cash balance (in Dollars)									$ 14,166,196	$ 38,930,957	$ 8,503,274
Debt securities aggregate total (in Pesos)												$ 100,000,000
Offering cost	$ 28,923,541	$ 40,250,000		$ 21,882,311	$ 30,005,000	$ 7,891,000	$ 10,763,000	$ 159,750,000
Number of shares reserved for issue under options and contracts for sale of shares (in Shares) | shares		8,050,000			7,060,000		4,783,400
Sale of price per unit (in Pesos per share) | $ / shares		$ 5			$ 4.25		$ 2.25
Aggregate total (in Pesos)			$ 200,000,000
Banco de la Republica - Colombia [Member]
Financial and Capital Risk Management [Line Items]
Exchange rate								4,409.15	3,822.05
Foreign Currency Risk [Member]
Financial and Capital Risk Management [Line Items]
Exchange rate								4,071.35	4,325.05
Bank of Canada [Member]
Financial and Capital Risk Management [Line Items]
Exchange rate								0.695	0.7561